Intangible Asset, Net (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	$ 4,372,500	$ 4,867,500
Addition	(123,750)	(495,000)	4,867,500
Ending balance	4,248,750	4,372,500	4,867,500
Satellite System software [Member]
Beginning balance	4,950,000	4,950,000
Addition			4,950,000
Ending balance	4,950,000	4,950,000	4,950,000
Accumulated amortization [Member]
Beginning balance	577,500	82,500
Addition	123,750	495,000	82,500
Ending balance	$ 701,250	$ 577,500	$ 82,500